Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Schedule of stockholders equity

	SVS	MVS	Total
As at January 1, 2021	569,831,140	93,970,705	663,801,845
Issuance of shares in connection with public offering	18,975,000	-	18,975,000
Issuance of shares in connection with acquisitions (Note 4)	18,954,889	-	18,954,889
Acquisition escrow shares returned and retired	(745,915)	-	(745,915)
Issuance of shares for minority buyouts	722,577	-	722,577
Exercise and forfeiture of stock options and RSUs (Note 14)	6,495,288	-	6,495,288
Share-based compensation (Note 14)	136,750	-	136,750
As at December 31, 2021	614,369,729	93,970,705	708,340,434
Issuance of shares in connection with acquisitions (Note 4)	7,392,857	-	7,392,857
Acquisition escrow shares returned and retired	(980,098)	-	(980,098)
Exercise and forfeiture of stock options and RSUs (Note 14)	2,585,129	-	2,585,129
Share-based compensation (Note 14)	152,508	-	152,508
As at December 31, 2022	623,520,125	93,970,705	717,490,830